INCOME TAXES - Schedule of Expense Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective income tax [abstract]
Statutory income tax recovery (expense)	$ 691	$ (176)	$ (112)
Reduction (increase) resulting from:
Increase in tax assets not recognized	0	(37)	(6)
Portion of gains (losses) subject to different tax rates	1	(27)	23
Differences between statutory rate and future tax rate and tax rate changes	(31)	0	0
Non-controlling interest	5	13	87
Subsidiaries’ income taxed at different rates	(67)	19	27
Non-deductible remeasurement of exchangeable shares and dividends presented as interest (expense) recovery	(586)	39	(93)
Other	0	2	1
Total income tax recovery	$ 13	$ (167)	$ (73)